Line of Credit - Bank (Details) - USD ($)	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2018	Sep. 30, 2017
Line of Credit Bank (Textual)
Balance of the line of credit	$ 45,915	$ 45,915	$ 48,506
Revolving Credit Facility [Member]
Line of Credit Bank (Textual)
Principal amount	$ 50,000
Line bears interest, description	The line bears interest at a fluctuating rate equal to the prime rate plus 4.25%.
Debt instrument, interest rate, effective percentage	9.25%		8.50%
Balance of the line of credit	$ 45,915
Line of credit facility, available	$ 4,085